UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PEQUOT CAPITAL MANAGEMENT, INC.
Address: 187 DANBURY ROAD
         WILTON, CT  06897

13F File Number:  28-04495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      ARYEH DAVIS
Title:     COO, CCO, GENERAL COUNSEL & SECRETARY
Phone:     (203) 429-2627

Signature, Place, and Date of Signing:

/s/ Aryeh Davis              Wilton, CT/USA          November 13, 2009
------------------        --------------------      -------------------
  [Signature]                [City, State]                [Date]


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0
                                           -------------------

Form 13F Information Table Entry Total:    3
                                           -------------------

Form 13F Information Table Value Total:    $25,309 (thousands)
                                           -------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE


                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC     NOTE 6.000% 5/0  007903AL1     9747 13000000 SH       SOLE                 13000000
FIBERTOWER CORP                NOTE 9.000%11/1  31567RAC4      173   600000 SH       SOLE                   600000
INTEROIL CORP                  COM              460951106    15389   391767 SH       SOLE                   391767
